UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/2013

Check here if Amendment [ ]; Amendment Number:_____

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     450 Regency Parkway, Suite 410
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Thomas J. Sudyka, Jr.
Title:  Managing Director
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Thomas J. Sudyka, Jr.          Omaha, NE                       04/12/2013
-------------------------          --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   96

Form 13F Information Table Value Total:   $278,470


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE


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                                                 Lawson Kroeker Investment Management, Inc.
                                                                FORM 13F
                                                              March 31, 2013

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102      712    19399 SH       SOLE                    19399
Abbott Laboratories            COM              002824100      412    11655 SH       SOLE                    10675               980
Abbvie Inc Com                 COM              00287Y109      471    11540 SH       SOLE                    10560               980
Alliant Energy Corp            COM              018802108      201     4000 SH       SOLE                     4000
Anadarko Pete Corp             COM              032511107     9097   104027 SH       SOLE                    82197             21830
Automatic Data Processing Inc  COM              053015103      758    11660 SH       SOLE                    11660
Baxter International Inc       COM              071813109      392     5400 SH       SOLE                     5400
Becton Dickinson & Co          COM              075887109      232     2425 SH       SOLE                     2425
Berkshire Hathaway Inc CL A    COM              084670108     7345       47 SH       SOLE                       37                10
Berkshire Hathaway Inc Del CL  COM              084670702     6292    60383 SH       SOLE                    57983              2400
Boeing Co                      COM              097023105     7205    83930 SH       SOLE                    68280             15650
CVS Corp                       COM              126650100      448     8150 SH       SOLE                     8150
Canadian National Railway Co   COM              136375102     2886    28775 SH       SOLE                    28500               275
Cato Corp CL A                 COM              149205106     4090   169442 SH       SOLE                   123318             46124
Cemex S A B DE C V Sponsor Adr COM              151290889     6104   499897 SH       SOLE                   402927             96970
Chesapeake Energy Corp         COM              165167107     5531   271005 SH       SOLE                   218405             52600
Chevron Corp                   COM              166764100     7142    60105 SH       SOLE                    42640             17465
Chicago Bridge & Iron Co       COM              167250109    15882   255747 SH       SOLE                   202497             53250
Cisco Systems Inc              COM              17275R102      282    13475 SH       SOLE                    13475
Coca Cola Co                   COM              191216100     1251    30945 SH       SOLE                    30945
Colgate Palmolive Co           COM              194162103      736     6235 SH       SOLE                     5360               875
Compass Minerals Intl Inc      COM              20451N101     5428    68795 SH       SOLE                    57325             11470
Conagra Foods Inc              COM              205887102     6691   186861 SH       SOLE                   149501             37360
ConocoPhillips                 COM              20825C104     4920    81869 SH       SOLE                    80022              1847
Crimson Wine Group Ltd         COM              22662X100      215    23098 SH       SOLE                    17846              5252
Directv Cl CL A                COM              25490A309     8182   144580 SH       SOLE                   116955             27625
Disney Walt                    COM              254687106     9136   160839 SH       SOLE                   132839             28000
Dominion Res Inc Va            COM              25746U109     1342    23066 SH       SOLE                    22166               900
Du Pont E I de Nemours         COM              263534109      260     5287 SH       SOLE                     5287
Dun & Bradstreet Corp          COM              26483E100      251     3000 SH       SOLE                     3000
Edison International           COM              281020107      453     9000 SH       SOLE                     9000
Exxon Mobil Corp               COM              30231G102      610     6765 SH       SOLE                     6765
First National Nebraska Inc    COM              335720108      322       72 SH       SOLE                       72
Forest Labs Inc                COM              345838106     7724   203040 SH       SOLE                   162240             40800
Forest Oil Corp PAR $0.01      COM              346091705      528   100379 SH       SOLE                    97060              3319
Franklin Res Inc               COM              354613101      226     1500 SH       SOLE                     1500
Freeport-McMoran Copper & Gold COM              35671D857     5572   168353 SH       SOLE                   135656             32697
Gencorp Inc                    COM              368682100     6995   525960 SH       SOLE                   412635            113325
General Dynamics Corp          COM              369550108      212     3000 SH       SOLE                     3000
Intel Corp                     COM              458140100      273    12500 SH       SOLE                    12500
International Business Machine COM              459200101      347     1625 SH       SOLE                     1625
Investors Real Estate Tr Sh Be COM              461730103     1823   184705 SH       SOLE                   179625              5080
Johnson & Johnson              COM              478160104     7301    89550 SH       SOLE                    70000             19550
Kansas City Southern           COM              485170302     7737    69770 SH       SOLE                    58030             11740
L-3 Communications Hldgs Inc   COM              502424104     2264    27980 SH       SOLE                    27590               390
Laboratory Corp Amer Hldgs     COM              50540R409     4751    52670 SH       SOLE                    38495             14175
Lee Enterprises                COM              523768109       25    19500 SH       SOLE                    19500
Leggett & Platt, Inc           COM              524660107      365    10800 SH       SOLE                    10800
Leucadia Natl Corp             COM              527288104     6342   231210 SH       SOLE                   178685             52525
Lincoln Electric Holdings Inc  COM              533900106    10225   188725 SH       SOLE                   152645             36080
Lowes Cos Inc                  COM              548661107      254     6700 SH       SOLE                     6700
McCormick & Co Inc             COM              579780206      313     4250 SH       SOLE                     4250
McDonalds Corp                 COM              580135101     1844    18500 SH       SOLE                    18400               100
Medtronic Inc                  COM              585055106      871    18540 SH       SOLE                    18540
Merck & Co Inc                 COM              58933Y105      827    18715 SH       SOLE                    18715
Microsoft Corp                 COM              594918104     6765   236490 SH       SOLE                   185115             51375
Nestle S.A. Spons ADR          COM              641069406     1262    17405 SH       SOLE                    17405
Occidental Petroleum Corp      COM              674599105      710     9065 SH       SOLE                     9065
Oracle Corp                    COM              68389X105      615    19025 SH       SOLE                    19025
Parker Hannifin Corp           COM              701094104      224     2450 SH       SOLE                     2450
Peabody Energy Corp            COM              704549104     5189   245330 SH       SOLE                   196930             48400
Pepsico Inc                    COM              713448108     1602    20250 SH       SOLE                    20250
Pfizer Inc                     COM              717081103    12173   421792 SH       SOLE                   339320             82472
Phillips 66                    COM              718546104      811    11590 SH       SOLE                    10818               772
Plum Creek Timber Co Inc       COM              729251108     7214   138200 SH       SOLE                   109700             28500
Procter and Gamble Co          COM              742718109     1512    19620 SH       SOLE                    19620
Renaissancere Holdings Ltd     COM              G7496G103      368     4000 SH       SOLE                     4000
Republic Services Inc          COM              760759100      560    16975 SH       SOLE                    16975
SPDR Gold Tr Gold Shs          COM              78463V107    10860    70303 SH       SOLE                    55488             14815
ST Joe Co                      COM              790148100     4859   228675 SH       SOLE                   179400             49275
Smucker (J.M.) Co              COM              832696405      521     5250 SH       SOLE                     5250
Texas Pac Ld Tr Sub Sh Ctf     COM              882610108     9722   137933 SH       SOLE                   107883             30050
Thermo Fisher Corp             COM              883556102     1990    26020 SH       SOLE                    24520              1500
US Bancorp                     COM              902973304      625    18434 SH       SOLE                    18434
United Health Group Inc        COM              91324P102      400     7000 SH       SOLE                     7000
United Technologies Corp       COM              913017109      316     3382 SH       SOLE                     3382
Valeant Pharmaceuticals Inc    COM              91911K102      805    10735 SH       SOLE                    10735
Vodaphone Group PLC            COM              92857W209     5790   203885 SH       SOLE                   162160             41725
Vulcan Co                      COM              929160109     6203   119975 SH       SOLE                    93550             26425
Wal-Mart Stores Inc            COM              931142103      953    12735 SH       SOLE                    12360               375
Washington Post Co             COM              939640108      358      800 SH       SOLE                      800
Wellpoint Inc                  COM              94973V107      242     3650 SH       SOLE                     3650
Winnebago Industries           COM              974637100     2136   103474 SH       SOLE                    76675             26799
Yamana Gold Inc                COM              98462Y100     6345   413356 SH       SOLE                   339581             73775
Yum Brands Inc                 COM              988498101      504     7000 SH       SOLE                     7000
SPDR S&P 500 ETF Trust                          78462F103      587     3745 SH       SOLE                     3645               100
American Cap Inc Bldr                           140193103      221 4004.000 SH       SOLE                 4004.000
American Mutual Fund Class A                    027681105      230 7359.000 SH       SOLE                 7359.000
American New Economy SBI CL A                   643822109      499 15843.091SH       SOLE                15843.091
American Washington Mut Invest                  939330106      227 6665.000 SH       SOLE                 6665.000
Capital World Growth&Income Fd                  140543109      278 7040.000 SH       SOLE                 7040.000
Clipper Fd Inc                                  188850101      229 2956.249 SH       SOLE                 2956.249
Lord Abbett All Value Cl A                      543915862      345 23124.000SH       SOLE                23124.000
Lord Abbett Americas Value Fd                   543913859      341 24761.000SH       SOLE                24761.000
Lord Abbett Intl Dividend Inc                   543915391      221 26069.000SH       SOLE                26069.000
Berkshire Hathaway Inc CL A                     084670108     1563       10 SH       SOLE                                         10
Total							    278470

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